Investment Objectives and Goals - BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Mar. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE INTERMEDIATE DURATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware Intermediate Duration ETF (the “Fund”) seeks attractive after-tax income, consistent with preservation of capital.